9. Stockholders' Equity (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Proceeds from exercise of warrants	$ 748,535	$ 0	$ 0	$ 0
Stock issued for services, value			1,018,090	133,701
Stock issued for debt conversion, stock value			$ 3,031,750	$ 713,492
Common stock issued	118,190,179		94,343,776	82,623,066
JPF Venture Group [Member]
Stock transferred to fulfill commitment, shares transferred	148,588
Stock transferred to fulfill commitment, share value	$ 111,440
Debt converted, shares issued	3,612,596
Debt converted, amount converted	$ 50,000
Conversion of accrued interest into common stock	$ 6,342
Conversion of accrued interest into common stock ,Shares	458,198
Jeremy P Feakins & Associates, LLC [Member]
Debt converted, shares issued	618,500
Debt converted, amount converted	$ 618,500
Conversion of accrued interest into common stock	$ 207,731
Conversion of accrued interest into common stock ,Shares	207,731
Stock for Services [Member]
Stock issued for services, shares	337,998
Stock issued for services, value	$ 380,683
Private Placement [Member]
Stock issued new, shares	11,250
Stock issued new, value	$ 45,000
Merger [Member]
Stock issued for reverse merger, shares	94,343,776
Convertible Note [Member]
Debt converted, shares issued	1,806,298
Debt converted, amount converted	$ 25,000
Series B note [Member] | Common Stock [Member]
Stock issued for debt conversion, stock value	1,165,892
Loss on settlement of debt	$ 728,328
Clean Energy note [Member]
Debt converted, shares issued	139,000
Debt converted, amount converted	$ 166,800
Conversion of accrued interest into common stock	$ 48,866
Conversion of accrued interest into common stock ,Shares	40,722
Individuals [Member]
Warrants exercised, shares issued	998,079
Proceeds from exercise of warrants	$ 748,535
Former Shareholders of TetriDyn [Member]
Stock issued for acquisition, shares	534,555
Adjustment to paid-in-capital	$ (1,628,026)